Stockholders Deficit (Details 3)	6 Months Ended
Jun. 30, 2024 $ / shares shares
STOCKHOLDERS' DEFICIT:
Warrants outstanding , Beginning | shares	19,443,314
Warrants issued | shares	135,534
Warrants Exercised | shares	(162,967)
Warrants Forfeited | shares	(51,967)
Warrants outstanding , ending | shares	19,363,914
Weighted average exercise price, option outstanding, Beginning Balance	$ 10.16
Warrants, weighted average exercise price, Issued	3.70
Warrants, weighted average exercise price, Exercised	(4.92)
Warrants, weighted average exercise price, Forfeited	(3.70)
Warrants, weighted average exercise price, Expired	0
Weighted average exercise price, option outstanding, Ending Balance	$ 6.96